Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2013
Assets pledged and collateral	Assets pledged
end of	2Q13	4Q12
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	146,389	151,419
of which encumbered	86,390	90,745

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2Q13	4Q12
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	387,061	402,793
of which sold or repledged	293,292	292,514